BB&T Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
May 4, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: BB&T Funds (the “Trust”): File Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 29, 2010 and effective May 1, 2010:
     (i) Prospectus, dated May 1, 2010, relating to the BB&T Equity Index Fund Class A Shares, Class B Shares and Class C Shares;
     (ii) Prospectus, dated May 1, 2010, relating to the BB&T Equity Index Fund Institutional Shares; and
     (iii) Statement of Additional Information, dated May 1, 2010, relating to the BB&T Equity Index Fund Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

BB&T FUNDS Registrant
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

*By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously